PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited)
as of December 31, 2025
Description	Shares	Value
Long-Term Investments 97.4%
Common Stocks 97.0%
Aerospace & Defense 2.1%
Axon Enterprise, Inc.*	1,180	$670,157
Boeing Co. (The)*	11,744	2,549,857
General Dynamics Corp.	3,832	1,290,081
General Electric Co.	15,700	4,836,071
Howmet Aerospace, Inc.	5,881	1,205,723
Huntington Ingalls Industries, Inc.	600	204,042
L3Harris Technologies, Inc.	2,816	826,693
Lockheed Martin Corp.	2,926	1,415,219
Northrop Grumman Corp.	2,008	1,144,982
RTX Corp.	20,031	3,673,685
Textron, Inc.	2,834	247,040
TransDigm Group, Inc.	840	1,117,074
		19,180,624
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	1,700	273,292
Expeditors International of Washington, Inc.	1,900	283,119
FedEx Corp.	3,246	937,640
United Parcel Service, Inc. (Class B Stock)	10,990	1,090,098
		2,584,149
Automobile Components 0.0%
Aptiv PLC*	3,250	247,292
Automobiles 2.3%
Ford Motor Co.	58,438	766,707
General Motors Co.	13,900	1,130,348
Tesla, Inc.*	41,970	18,874,748
		20,771,803
Banks 3.6%
Bank of America Corp.	100,295	5,516,225
Citigroup, Inc.	26,695	3,115,040
Citizens Financial Group, Inc.	6,500	379,665
Fifth Third Bancorp	10,073	471,517
Huntington Bancshares, Inc.	23,929	415,168
JPMorgan Chase & Co.	40,603	13,083,099
KeyCorp	13,935	287,618
M&T Bank Corp.	2,355	474,486
PNC Financial Services Group, Inc. (The)	5,972	1,246,536
Regions Financial Corp.	13,574	367,855
Truist Financial Corp.	19,072	938,533
U.S. Bancorp	23,195	1,237,685
Wells Fargo & Co.	46,836	4,365,115
		31,898,542
Beverages 1.0%
Brown-Forman Corp. (Class B Stock)	2,550	66,453
Coca-Cola Co. (The)	57,864	4,045,272
Constellation Brands, Inc. (Class A Stock)	2,070	285,577
Keurig Dr. Pepper, Inc.	20,700	579,807
Molson Coors Beverage Co. (Class B Stock)	2,894	135,092

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
Monster Beverage Corp.*	10,790	$827,269
PepsiCo, Inc.	20,441	2,933,693
		8,873,163
Biotechnology 1.6%
AbbVie, Inc.	26,389	6,029,623
Amgen, Inc.	7,996	2,617,171
Biogen, Inc.*	2,080	366,059
Gilead Sciences, Inc.	18,500	2,270,690
Incyte Corp.*	2,420	239,023
Moderna, Inc.*	5,140	151,579
Regeneron Pharmaceuticals, Inc.	1,500	1,157,805
Vertex Pharmaceuticals, Inc.*	3,860	1,749,969
		14,581,919
Broadline Retail 3.8%
Amazon.com, Inc.*	145,300	33,538,146
eBay, Inc.	6,940	604,474
		34,142,620
Building Products 0.4%
A.O. Smith Corp.	1,800	120,384
Allegion PLC	1,333	212,240
Builders FirstSource, Inc.*	1,700	174,913
Carrier Global Corp.	12,129	640,897
Johnson Controls International PLC	9,087	1,088,168
Lennox International, Inc.	500	242,790
Masco Corp.	3,326	211,068
Trane Technologies PLC	3,200	1,245,440
		3,935,900
Capital Markets 3.3%
Ameriprise Financial, Inc.	1,381	677,159
Ares Management Corp. (Class A Stock)	3,100	501,053
Bank of New York Mellon Corp. (The)	10,538	1,223,356
Blackrock, Inc.	2,150	2,301,231
Blackstone, Inc.	11,000	1,695,540
Cboe Global Markets, Inc.	1,500	376,500
Charles Schwab Corp. (The)	24,911	2,488,858
CME Group, Inc.	5,300	1,447,324
Coinbase Global, Inc. (Class A Stock)*	3,400	768,876
FactSet Research Systems, Inc.	600	174,114
Franklin Resources, Inc.	4,642	110,897
Goldman Sachs Group, Inc. (The)	4,480	3,937,920
Interactive Brokers Group, Inc. (Class A Stock)	6,900	443,739
Intercontinental Exchange, Inc.	8,500	1,376,660
Invesco Ltd.	7,200	189,144
KKR & Co., Inc.	10,200	1,300,296
Moody’s Corp.	2,166	1,106,501
Morgan Stanley	17,990	3,193,765
MSCI, Inc.	1,110	636,840
Nasdaq, Inc.	6,900	670,197
Northern Trust Corp.	2,762	377,262
Raymond James Financial, Inc.	2,700	433,593
Robinhood Markets, Inc. (Class A Stock)*	11,800	1,334,580
S&P Global, Inc.	4,620	2,414,366

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
State Street Corp.	4,062	$524,039
T. Rowe Price Group, Inc.	3,300	337,854
		30,041,664
Chemicals 0.9%
Air Products & Chemicals, Inc.	3,302	815,660
Albemarle Corp.	1,640	231,962
CF Industries Holdings, Inc.	2,400	185,616
Corteva, Inc.	10,309	691,012
Dow, Inc.	10,809	252,714
DuPont de Nemours, Inc.	6,209	249,602
Ecolab, Inc.	3,842	1,008,602
International Flavors & Fragrances, Inc.	4,015	270,571
Linde PLC	6,868	2,928,446
LyondellBasell Industries NV (Class A Stock)	4,100	177,530
Mosaic Co. (The)	5,300	127,677
PPG Industries, Inc.	3,348	343,036
Sherwin-Williams Co. (The)	3,488	1,130,217
		8,412,645
Commercial Services & Supplies 0.4%
Cintas Corp.	5,140	966,680
Copart, Inc.*	13,500	528,525
Republic Services, Inc.	3,035	643,208
Rollins, Inc.	4,275	256,585
Veralto Corp.	3,740	373,177
Waste Management, Inc.	5,413	1,189,290
		3,957,465
Communications Equipment 0.9%
Arista Networks, Inc.*	15,320	2,007,380
Cisco Systems, Inc.	58,844	4,532,753
F5, Inc.*	900	229,734
Motorola Solutions, Inc.	2,556	979,766
		7,749,633
Construction & Engineering 0.2%
Comfort Systems USA, Inc.	520	485,311
EMCOR Group, Inc.	680	416,017
Quanta Services, Inc.	2,100	886,326
		1,787,654
Construction Materials 0.3%
CRH PLC	10,000	1,248,000
Martin Marietta Materials, Inc.	880	547,941
Vulcan Materials Co.	2,100	598,962
		2,394,903
Consumer Finance 0.6%
American Express Co.	7,999	2,959,230
Capital One Financial Corp.	9,464	2,293,695
Synchrony Financial	5,365	447,602
		5,700,527

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp.	6,608	$5,698,343
Dollar General Corp.	3,300	438,141
Dollar Tree, Inc.*	2,942	361,895
Kroger Co. (The)	9,268	579,065
Sysco Corp.	7,280	536,463
Target Corp.	6,882	672,715
Walmart, Inc.	65,458	7,292,676
		15,579,298
Containers & Packaging 0.2%
Amcor PLC	35,060	292,400
Avery Dennison Corp.	1,038	188,792
Ball Corp.	4,128	218,660
International Paper Co.	7,984	314,490
Packaging Corp. of America	1,270	261,912
Smurfit WestRock PLC	7,833	302,902
		1,579,156
Distributors 0.0%
Genuine Parts Co.	1,999	245,797
Pool Corp.	420	96,075
		341,872
Diversified Telecommunication Services 0.6%
AT&T, Inc.	105,907	2,630,730
Verizon Communications, Inc.	62,933	2,563,261
		5,193,991
Electric Utilities 1.4%
Alliant Energy Corp.	3,900	253,539
American Electric Power Co., Inc.	7,891	909,911
Constellation Energy Corp.	4,703	1,661,429
Duke Energy Corp.	11,639	1,364,207
Edison International	5,862	351,837
Entergy Corp.	6,730	622,054
Evergy, Inc.	3,500	253,715
Eversource Energy	5,600	377,048
Exelon Corp.	15,312	667,450
FirstEnergy Corp.	7,977	357,130
NextEra Energy, Inc.	31,028	2,490,928
NRG Energy, Inc.	2,900	461,796
PG&E Corp.	33,500	538,345
Pinnacle West Capital Corp.	2,000	177,400
PPL Corp.	11,252	394,045
Southern Co. (The)	16,415	1,431,388
Xcel Energy, Inc.	8,983	663,485
		12,975,707
Electrical Equipment 0.8%
AMETEK, Inc.	3,500	718,585
Eaton Corp. PLC	5,693	1,813,277
Emerson Electric Co.	8,350	1,108,212
GE Vernova, Inc.	4,040	2,640,423
Generac Holdings, Inc.*	900	122,733

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Hubbell, Inc.	700	$310,877
Rockwell Automation, Inc.	1,743	678,149
		7,392,256
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. (Class A Stock)	18,400	2,486,576
CDW Corp.	1,900	258,780
Corning, Inc.	11,797	1,032,945
Jabil, Inc.	1,600	364,832
Keysight Technologies, Inc.*	2,700	548,613
TE Connectivity PLC (Switzerland)	4,450	1,012,420
Teledyne Technologies, Inc.*	708	361,597
Zebra Technologies Corp. (Class A Stock)*	820	199,112
		6,264,875
Energy Equipment & Services 0.2%
Baker Hughes Co.	14,945	680,595
Halliburton Co.	12,922	365,176
SLB Ltd.	22,732	872,454
		1,918,225
Entertainment 1.3%
Electronic Arts, Inc.	3,600	735,588
Live Nation Entertainment, Inc.*	2,400	342,000
Netflix, Inc.*	63,300	5,935,008
Take-Two Interactive Software, Inc.*	2,600	665,678
TKO Group Holdings, Inc.	900	188,100
Walt Disney Co. (The)	26,636	3,030,378
Warner Bros Discovery, Inc.*	37,685	1,086,081
		11,982,833
Financial Services 3.8%
Apollo Global Management, Inc.	7,000	1,013,320
Berkshire Hathaway, Inc. (Class B Stock)*	27,530	13,837,954
Block, Inc.*	8,300	540,247
Corpay, Inc.*	920	276,856
Fidelity National Information Services, Inc.	7,960	529,022
Fiserv, Inc.*	8,200	550,794
Global Payments, Inc.	3,694	285,916
Jack Henry & Associates, Inc.	1,100	200,728
Mastercard, Inc. (Class A Stock)	12,240	6,987,571
PayPal Holdings, Inc.	13,930	813,233
Visa, Inc. (Class A Stock)	25,200	8,837,892
		33,873,533
Food Products 0.4%
Archer-Daniels-Midland Co.	7,259	417,320
Bunge Global SA	2,000	178,160
Campbell’s Company (The)	3,547	98,855
Conagra Brands, Inc.	8,143	140,955
General Mills, Inc.	8,144	378,696
Hershey Co. (The)	2,216	403,267
Hormel Foods Corp.	4,400	104,280
J.M. Smucker Co. (The)	1,570	153,562
Kraft Heinz Co. (The)	12,955	314,159
Lamb Weston Holdings, Inc.	2,300	96,347

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
McCormick & Co., Inc.	3,700	$252,007
Mondelez International, Inc. (Class A Stock)	19,266	1,037,089
Tyson Foods, Inc. (Class A Stock)	4,100	240,342
		3,815,039
Gas Utilities 0.1%
Atmos Energy Corp.	2,400	402,312
Ground Transportation 0.8%
CSX Corp.	27,754	1,006,083
J.B. Hunt Transport Services, Inc.	1,050	204,057
Norfolk Southern Corp.	3,231	932,854
Old Dominion Freight Line, Inc.	2,800	439,040
Uber Technologies, Inc.*	31,000	2,533,010
Union Pacific Corp.	8,756	2,025,438
		7,140,482
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	25,913	3,246,640
Align Technology, Inc.*	1,010	157,712
Baxter International, Inc.	7,774	148,561
Becton, Dickinson & Co.	4,165	808,302
Boston Scientific Corp.*	22,172	2,114,100
Cooper Cos., Inc. (The)*	3,200	262,272
Dexcom, Inc.*	5,920	392,910
Edwards Lifesciences Corp.*	8,610	734,003
GE HealthCare Technologies, Inc.	6,900	565,938
Hologic, Inc.*	3,400	253,266
IDEXX Laboratories, Inc.*	1,180	798,305
Insulet Corp.*	1,100	312,664
Intuitive Surgical, Inc.*	5,300	3,001,708
Medtronic PLC	19,115	1,836,187
ResMed, Inc.	2,190	527,505
Solventum Corp.*	2,372	187,957
STERIS PLC	1,600	405,632
Stryker Corp.	5,060	1,778,438
Zimmer Biomet Holdings, Inc.	3,011	270,749
		17,802,849
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	3,573	734,252
Cencora, Inc.	2,960	999,740
Centene Corp.*	7,008	288,379
Cigna Group (The)	3,868	1,064,590
CVS Health Corp.	18,946	1,503,555
DaVita, Inc.*	400	45,444
Elevance Health, Inc.	3,310	1,160,320
HCA Healthcare, Inc.	2,400	1,120,464
Henry Schein, Inc.*	1,600	120,928
Humana, Inc.	1,700	435,421
Labcorp Holdings, Inc.	1,200	301,056
McKesson Corp.	1,846	1,514,255
Molina Healthcare, Inc.*	800	138,832
Quest Diagnostics, Inc.	1,700	295,001
UnitedHealth Group, Inc.	13,498	4,455,825
Universal Health Services, Inc. (Class B Stock)	770	167,875
		14,345,937

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	2,300	$112,562
Healthpeak Properties, Inc.	11,200	180,096
Ventas, Inc.	6,933	536,476
Welltower, Inc.	10,200	1,893,222
		2,722,356
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	10,436	185,030
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc. (Class A Stock)*	6,300	855,036
Booking Holdings, Inc.	470	2,517,005
Carnival Corp.*	16,500	503,910
Chipotle Mexican Grill, Inc.*	19,750	730,750
Darden Restaurants, Inc.	1,653	304,185
Domino’s Pizza, Inc.	440	183,401
DoorDash, Inc. (Class A Stock)*	5,600	1,268,288
Expedia Group, Inc.	1,800	509,958
Hilton Worldwide Holdings, Inc.	3,360	965,160
Las Vegas Sands Corp.	4,560	296,810
Marriott International, Inc. (Class A Stock)	3,440	1,067,226
McDonald’s Corp.	10,580	3,233,565
MGM Resorts International*	3,400	124,066
Norwegian Cruise Line Holdings Ltd.*	7,600	169,632
Royal Caribbean Cruises Ltd.	3,800	1,059,896
Starbucks Corp.	16,980	1,429,886
Wynn Resorts Ltd.	1,300	156,429
Yum! Brands, Inc.	4,164	629,930
		16,005,133
Household Durables 0.2%
D.R. Horton, Inc.	4,200	604,926
Garmin Ltd.	2,500	507,125
Lennar Corp. (Class A Stock)	3,200	328,960
NVR, Inc.*	35	255,247
PulteGroup, Inc.	2,811	329,618
		2,025,876
Household Products 0.8%
Church & Dwight Co., Inc.	3,600	301,860
Clorox Co. (The)	1,882	189,762
Colgate-Palmolive Co.	12,260	968,785
Kimberly-Clark Corp.	4,866	490,931
Procter & Gamble Co. (The)	34,863	4,996,217
		6,947,555
Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	10,800	154,872
Vistra Corp.	4,800	774,384
		929,256
Industrial Conglomerates 0.4%
3M Co.	7,888	1,262,869
Honeywell International, Inc.	9,485	1,850,428
		3,113,297

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Industrial REITs 0.2%
Prologis, Inc.	13,889	$1,773,070
Insurance 1.7%
Aflac, Inc.	7,000	771,890
Allstate Corp. (The)	3,808	792,635
American International Group, Inc.	8,051	688,763
Aon PLC (Class A Stock)	3,089	1,090,046
Arch Capital Group Ltd.*	5,600	537,152
Arthur J. Gallagher & Co.	3,900	1,009,281
Assurant, Inc.	700	168,595
Brown & Brown, Inc.	4,400	350,680
Chubb Ltd.	5,453	1,701,990
Cincinnati Financial Corp.	2,207	360,447
Erie Indemnity Co. (Class A Stock)	240	68,796
Everest Group Ltd.	610	207,004
Globe Life, Inc.	1,133	158,461
Hartford Insurance Group, Inc. (The)	4,053	558,504
Loews Corp.	2,517	265,065
Marsh & McLennan Cos., Inc.	7,440	1,380,269
MetLife, Inc.	8,450	667,043
Principal Financial Group, Inc.	3,200	282,272
Progressive Corp. (The)	8,716	1,984,808
Prudential Financial, Inc.(g)	5,100	575,688
Travelers Cos., Inc. (The)	3,331	966,190
W.R. Berkley Corp.	4,500	315,540
Willis Towers Watson PLC	1,500	492,900
		15,394,019
Interactive Media & Services 7.9%
Alphabet, Inc. (Class A Stock)	86,900	27,199,700
Alphabet, Inc. (Class C Stock)	69,440	21,790,272
Match Group, Inc.	4,100	132,389
Meta Platforms, Inc. (Class A Stock)	32,540	21,479,329
		70,601,690
IT Services 0.9%
Accenture PLC (Class A Stock)	9,290	2,492,507
Akamai Technologies, Inc.*	2,100	183,225
Cognizant Technology Solutions Corp. (Class A Stock)	7,400	614,200
EPAM Systems, Inc.*	800	163,904
Gartner, Inc.*	1,130	285,076
GoDaddy, Inc. (Class A Stock)*	1,900	235,752
International Business Machines Corp.	13,974	4,139,239
VeriSign, Inc.	1,230	298,828
		8,412,731
Leisure Products 0.0%
Hasbro, Inc.	1,954	160,228
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	4,298	584,829
Bio-Techne Corp.	2,480	145,849
Charles River Laboratories International, Inc.*	850	169,558
Danaher Corp.	9,520	2,179,318
IQVIA Holdings, Inc.*	2,610	588,320
Mettler-Toledo International, Inc.*	310	432,199
Revvity, Inc.	1,770	171,247

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Thermo Fisher Scientific, Inc.	5,612	$3,251,873
Waters Corp.*	1,020	387,427
West Pharmaceutical Services, Inc.	940	258,632
		8,169,252
Machinery 1.6%
Caterpillar, Inc.	6,996	4,007,799
Cummins, Inc.	2,076	1,059,694
Deere & Co.	3,790	1,764,510
Dover Corp.	2,062	402,585
Fortive Corp.	4,750	262,248
IDEX Corp.	1,000	177,940
Illinois Tool Works, Inc.	3,986	981,752
Ingersoll Rand, Inc.	5,529	438,007
Nordson Corp.	700	168,301
Otis Worldwide Corp.	5,964	520,955
PACCAR, Inc.	7,946	870,166
Parker-Hannifin Corp.	1,908	1,677,056
Pentair PLC	2,446	254,726
Snap-on, Inc.	742	255,693
Stanley Black & Decker, Inc.	2,488	184,809
Westinghouse Air Brake Technologies Corp.	2,460	525,087
Xylem, Inc.	3,650	497,057
		14,048,385
Media 0.4%
Charter Communications, Inc. (Class A Stock)*	1,190	248,412
Comcast Corp. (Class A Stock)	54,320	1,623,625
Fox Corp. (Class A Stock)	3,066	224,033
Fox Corp. (Class B Stock)	2,466	160,117
News Corp. (Class A Stock)	5,675	148,231
News Corp. (Class B Stock)	2,200	65,186
Omnicom Group, Inc.	4,825	389,619
Paramount Skydance Corp. (Class B Stock)	4,957	66,424
Trade Desk, Inc. (The) (Class A Stock)*	7,100	269,516
		3,195,163
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	21,842	1,109,355
Newmont Corp.	16,297	1,627,256
Nucor Corp.	3,412	556,531
Steel Dynamics, Inc.	2,100	355,845
		3,648,987
Multi-Utilities 0.6%
Ameren Corp.	4,069	406,331
CenterPoint Energy, Inc.	9,879	378,761
CMS Energy Corp.	4,600	321,678
Consolidated Edison, Inc.	5,451	541,393
Dominion Energy, Inc.	12,950	758,741
DTE Energy Co.	3,087	398,161
NiSource, Inc.	7,100	296,496
Public Service Enterprise Group, Inc.	7,594	609,798
Sempra	9,956	879,015
WEC Energy Group, Inc.	4,833	509,688
		5,100,062

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Office REITs 0.0%
BXP, Inc.	2,180	$147,106
Oil, Gas & Consumable Fuels 2.5%
APA Corp.	5,748	140,596
Chevron Corp.	28,294	4,312,289
ConocoPhillips	18,423	1,724,577
Coterra Energy, Inc.	11,600	305,312
Devon Energy Corp.	9,600	351,648
Diamondback Energy, Inc.	2,780	417,917
EOG Resources, Inc.	8,100	850,581
EQT Corp.	9,400	503,840
Expand Energy Corp.	3,600	397,296
Exxon Mobil Corp.	62,974	7,578,291
Kinder Morgan, Inc.	29,780	818,652
Marathon Petroleum Corp.	4,376	711,669
Occidental Petroleum Corp.	10,879	447,345
ONEOK, Inc.	9,600	705,600
Phillips 66	6,128	790,757
Targa Resources Corp.	3,200	590,400
Texas Pacific Land Corp.	870	249,881
Valero Energy Corp.	4,500	732,555
Williams Cos., Inc. (The)	18,192	1,093,521
		22,722,727
Passenger Airlines 0.2%
Delta Air Lines, Inc.	9,900	687,060
Southwest Airlines Co.	7,874	325,432
United Airlines Holdings, Inc.*	4,900	547,918
		1,560,410
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,670	384,322
Kenvue, Inc.	29,200	503,700
		888,022
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	30,379	1,638,643
Eli Lilly & Co.	11,857	12,742,481
Johnson & Johnson	36,009	7,452,062
Merck & Co., Inc.	37,093	3,904,409
Pfizer, Inc.	84,963	2,115,579
Viatris, Inc.	17,699	220,353
Zoetis, Inc.	6,700	842,994
		28,916,521
Professional Services 0.5%
Automatic Data Processing, Inc.	6,148	1,581,450
Broadridge Financial Solutions, Inc.	1,800	401,706
Dayforce, Inc.*	2,600	179,816
Equifax, Inc.	1,830	397,073
Jacobs Solutions, Inc.	1,700	225,182
Leidos Holdings, Inc.	1,800	324,720
Paychex, Inc.	4,725	530,051
Paycom Software, Inc.	650	103,584
Verisk Analytics, Inc.	2,130	476,460
		4,220,042

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	4,400	$707,476
CoStar Group, Inc.*	6,400	430,336
		1,137,812
Residential REITs 0.2%
AvalonBay Communities, Inc.	2,111	382,745
Camden Property Trust	1,600	176,128
Equity Residential	5,500	346,720
Essex Property Trust, Inc.	900	235,512
Invitation Homes, Inc.	8,600	238,994
Mid-America Apartment Communities, Inc.	1,770	245,871
UDR, Inc.	4,600	168,728
		1,794,698
Retail REITs 0.2%
Federal Realty Investment Trust	1,300	131,040
Kimco Realty Corp.	10,300	208,781
Realty Income Corp.	13,900	783,543
Regency Centers Corp.	2,500	172,575
Simon Property Group, Inc.	4,889	905,003
		2,200,942
Semiconductors & Semiconductor Equipment 13.8%
Advanced Micro Devices, Inc.*	24,428	5,231,501
Analog Devices, Inc.	7,316	1,984,099
Applied Materials, Inc.	11,788	3,029,398
Broadcom, Inc.	70,490	24,396,589
First Solar, Inc.*	1,600	417,968
Intel Corp.*	66,948	2,470,381
KLA Corp.	1,960	2,381,557
Lam Research Corp.	18,720	3,204,490
Microchip Technology, Inc.	8,220	523,778
Micron Technology, Inc.	16,716	4,770,914
Monolithic Power Systems, Inc.	690	625,388
NVIDIA Corp.	363,000	67,699,500
NXP Semiconductors NV (Netherlands)	3,760	816,146
ON Semiconductor Corp.*	6,000	324,900
Qnity Electronics, Inc.	3,354	273,854
QUALCOMM, Inc.	16,000	2,736,800
Skyworks Solutions, Inc.	2,200	139,502
Teradyne, Inc.	2,300	445,188
Texas Instruments, Inc.	13,552	2,351,136
		123,823,089
Software 10.0%
Adobe, Inc.*	6,240	2,183,938
AppLovin Corp. (Class A Stock)*	4,040	2,722,233
Autodesk, Inc.*	3,190	944,272
Cadence Design Systems, Inc.*	4,100	1,281,578
Crowdstrike Holdings, Inc. (Class A Stock)*	3,760	1,762,538
Datadog, Inc. (Class A Stock)*	4,900	666,351
Fair Isaac Corp.*	360	608,623
Fortinet, Inc.*	9,400	746,454
Gen Digital, Inc.	8,517	231,577
Intuit, Inc.	4,170	2,762,291
Microsoft Corp.	110,992	53,677,951
Oracle Corp.	24,990	4,870,801

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Palantir Technologies, Inc. (Class A Stock)*	34,100	$6,061,275
Palo Alto Networks, Inc.*	10,100	1,860,420
PTC, Inc.*	1,800	313,578
Roper Technologies, Inc.	1,520	676,598
Salesforce, Inc.	14,160	3,751,125
ServiceNow, Inc.*	15,600	2,389,764
Synopsys, Inc.*	2,675	1,256,501
Trimble, Inc.*	3,600	282,060
Tyler Technologies, Inc.*	520	236,054
Workday, Inc. (Class A Stock)*	3,200	687,296
		89,973,278
Specialized REITs 0.7%
American Tower Corp.	6,950	1,220,212
Crown Castle, Inc.	6,600	586,542
Digital Realty Trust, Inc.	4,700	727,137
Equinix, Inc.	1,446	1,107,867
Extra Space Storage, Inc.	3,100	403,682
Iron Mountain, Inc.	4,505	373,690
Public Storage	2,400	622,800
SBA Communications Corp.	1,600	309,488
VICI Properties, Inc.	16,200	455,544
Weyerhaeuser Co.	10,939	259,145
		6,066,107
Specialty Retail 1.6%
AutoZone, Inc.*	240	813,960
Best Buy Co., Inc.	2,900	194,097
Carvana Co.*	2,100	886,242
Home Depot, Inc. (The)	14,764	5,080,292
Lowe’s Cos., Inc.	8,266	1,993,429
O’Reilly Automotive, Inc.*	12,550	1,144,685
Ross Stores, Inc.	4,800	864,672
TJX Cos., Inc. (The)	16,728	2,569,588
Tractor Supply Co.	8,000	400,080
Ulta Beauty, Inc.*	660	399,307
Williams-Sonoma, Inc.	1,700	303,603
		14,649,955
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	220,762	60,016,357
Dell Technologies, Inc. (Class C Stock)	4,400	553,872
Hewlett Packard Enterprise Co.	20,002	480,448
HP, Inc.	14,302	318,649
NetApp, Inc.	2,900	310,561
Sandisk Corp.*	2,000	474,760
Seagate Technology Holdings PLC	3,200	881,248
Super Micro Computer, Inc.*	7,600	222,452
Western Digital Corp.	5,225	900,111
		64,158,458
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	2,160	223,927
Lululemon Athletica, Inc.*	1,500	311,715
NIKE, Inc. (Class B Stock)	18,074	1,151,495

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Ralph Lauren Corp.	500	$176,805
Tapestry, Inc.	3,100	396,087
		2,260,029
Tobacco 0.6%
Altria Group, Inc.	25,579	1,474,885
Philip Morris International, Inc.	23,279	3,733,952
		5,208,837
Trading Companies & Distributors 0.2%
Fastenal Co.	17,500	702,275
United Rentals, Inc.	930	752,668
W.W. Grainger, Inc.	644	649,828
		2,104,771
Water Utilities 0.0%
American Water Works Co., Inc.	2,900	378,450
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	7,170	1,455,797

Total Common Stocks (cost $122,821,194)		872,968,009
Unaffiliated Exchange-Traded Fund 0.4%
iShares Core S&P 500 ETF (cost $1,793,641)	5,400	3,698,676

Total Long-Term Investments (cost $124,614,835)		876,666,685

Short-Term Investments 1.9%
Affiliated Mutual Fund 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%) (cost $15,513,295)(wb)	15,513,295	15,513,295

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $1,490,504)	3.651%	03/05/26	1,500	1,490,880

Total Short-Term Investments (cost $17,003,799)				17,004,175

TOTAL INVESTMENTS 99.3% (cost $141,618,634)				893,670,860
Other assets in excess of liabilities(z) 0.7%				5,892,550

Net Assets 100.0%				$899,563,410

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of December 31, 2025
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at December 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
48	S&P 500 E-Mini Index	Mar. 2026	$16,542,000	$20,422
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).